Average Annual Total Returns - Delaware Strategic Allocation Fund	S&P 500® Index 1 year	S&P 500® Index 5 years	S&P 500® Index 10 years	Bloomberg Barclays US Aggregate Index 1 year	Bloomberg Barclays US Aggregate Index 5 years	Bloomberg Barclays US Aggregate Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Class R 1 year	Class R 5 years	Class R 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years
Total	18.40%	15.22%	13.89%	7.51%	4.44%	3.84%	3.60%	6.13%	5.80%	3.02%	4.62%	4.33%	2.38%	4.45%	4.26%	8.09%	6.57%	5.60%	9.61%	7.11%	6.13%	10.15%	7.64%	6.67%